Concentrations of Risk - Schedule of Concentration Risk Percentage (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	25.66%	21.78%	35.79%
Revenue	$ 4,776,665	$ 3,730,157	$ 5,955,781
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	26.00%	7.00%	29.00%
Accounts receivable	$ 367,298	$ 82,361	$ 509,193
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	13.12%	22.85%	28.29%
Revenue	$ 2,441,522	$ 3,912,105	$ 4,706,330
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	30.00%	9.00%	42.00%
Accounts receivable	$ 412,889	$ 113,499	$ 736,654
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	21.60%	21.82%	4.10%
Revenue	$ 4,020,852	$ 3,737,092	$ 681,421
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	7.00%	16.00%
Accounts receivable	$ 99,865	$ 199,563
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	6.22%	3.97%	5.70%
Revenue	$ 1,158,468	$ 680,518	$ 98,559
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	14.01%	5.98%	6.41%
Revenue	$ 2,607,951	$ 1,024,206	$ 1,066,128
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	0.00%	21.00%	3.00%
Accounts receivable	$ 5,999	$ 255,657	$ 54,809
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	8.00%	19.00%	20.00%
Accounts receivable	$ 107,863	$ 233,018	$ 348,588
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	21.00%	11.00%	2.00%
Accounts receivable	$ 290,134	$ 128,701	$ 27,838
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of revenue [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	85.30%	84.90%	95.20%
Cost of revenue	$ 13,794,711	$ 12,691,607	$ 14,347,404
Supplier Concentration Risk [Member] | Supplier A [Member] | Account Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	77.00%	100.00%	100.00%
Account payable	$ 1,312,445	$ 987,666	$ 1,709,551
Supplier Concentration Risk [Member] | Supplier B [Member] | Account Payable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	23.00%
Account payable	$ 397,607